Segment Information - Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended								12 Months Ended							12 Months Ended													3 Months Ended		12 Months Ended																				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Grower receivables	Dec. 31, 2012 Grower receivables	Dec. 31, 2011 Grower receivables	Dec. 31, 2013 European		Dec. 31, 2012 European		Dec. 31, 2011 European		Dec. 31, 2011 Chilean Grower receivables Grower of grapes and other produce	Dec. 31, 2013 Corporate Costs		Dec. 31, 2012 Corporate Costs		Dec. 31, 2011 Corporate Costs		Dec. 31, 2013 Corporate Costs Sales force restructuring	Dec. 31, 2013 Bananas Operating Segments		Dec. 31, 2012 Bananas Operating Segments		Dec. 31, 2011 Bananas Operating Segments		Mar. 31, 2012 Bananas Operating Segments Operating income	Dec. 31, 2011 Bananas Operating Segments Operating income	Dec. 31, 2013 Salads and Healthy Snacks Operating Segments		Dec. 31, 2012 Salads and Healthy Snacks Operating Segments		Dec. 31, 2011 Salads and Healthy Snacks Operating Segments		Dec. 31, 2012 Salads and Healthy Snacks Operating Segments Operating income	Dec. 31, 2012 Salads and Healthy Snacks Operating Segments Operating income Closure of a research and development facility	Dec. 31, 2013 Salads and Healthy Snacks Operating Segments Healthy snacking products Operating income	Dec. 31, 2012 Salads and Healthy Snacks Operating Segments Healthy snacking products Operating income	Dec. 31, 2013 Salads and Healthy Snacks Operating Segments Healthy snacking products Operating income Sales force restructuring	Dec. 31, 2012 Salads and Healthy Snacks Operating Segments Healthy snacking products Operating income Sales force restructuring European	Dec. 31, 2013 Other Produce Operating Segments		Dec. 31, 2012 Other Produce Operating Segments		Dec. 31, 2011 Other Produce Operating Segments		Dec. 31, 2012 Other Produce Operating Segments Operating income	Dec. 31, 2011 Other Produce Operating Segments Operating income Chilean Grower receivables Grower of grapes and other produce	Dec. 31, 2013 Other Produce Operating Segments Cost of Sales [Member]	Dec. 31, 2012 Other Produce Operating Segments Cost of Sales [Member]
Segment Reporting Information [Line Items]
Net sales	$ 747,997,000	$ 723,062,000	$ 812,171,000	$ 774,252,000	$ 737,521,000	$ 714,167,000	$ 833,165,000	$ 793,484,000	$ 3,057,482,000	$ 3,078,337,000		$ 3,139,296,000					$ 872,478,000	[1]	$ 954,190,000	[1]	$ 1,025,565,000	[1]		$ 0	[2]	$ 0	[2]	$ 0	[2]		$ 1,969,560,000	[3]	$ 1,985,472,000	[3]	$ 2,022,969,000	[3]			$ 967,161,000	[4]	$ 952,882,000	[4]	$ 953,464,000	[4]							$ 120,761,000	[5]	$ 139,983,000	[5]	$ 162,863,000	[5]
Operating income	(17,022,000)	1,153,000	40,576,000	25,138,000	(204,893,000)	(66,104,000)	17,597,000	(434,000)	49,845,000	(253,834,000)		33,740,000												(51,741,000)	[2]	(94,876,000)	[2]	(63,713,000)	[2]		111,569,000	[3]	77,454,000	[3]	127,175,000	[3]			(7,657,000)	[4]	(218,292,000)	[4]	7,035,000	[4]							(2,326,000)	[5]	(18,120,000)	[5]	(36,757,000)	[5]
Depreciation and amortization									65,281,000	63,154,000	[6]	60,927,000	[6]											4,069,000	[2]	2,977,000	[2],[6]	2,539,000	[2],[6]		22,543,000	[3]	23,889,000	[3],[6]	21,073,000	[3],[6]			38,412,000	[4]	35,867,000	[4],[6]	36,835,000	[4],[6]							257,000	[5]	421,000	[5],[6]	480,000	[5],[6]
Equity in earnings (losses) of subsidiaries									258,000	(33,433,000)		(6,314,000)												0	[2]	0	[2]	0	[2]		258,000	[3]	344,000	[3]	350,000	[3]			0	[4]	(33,777,000)	[4]	(6,664,000)	[4]							0	[5]	0	[5]	0	[5]
Total assets	1,659,138,000				1,697,762,000				1,659,138,000	1,697,762,000		1,937,959,000												83,548,000	[2]	87,311,000	[2]	63,133,000	[2]		1,081,531,000	[3]	1,082,685,000	[3]	1,122,537,000	[3]			466,174,000	[4]	494,348,000	[4]	714,129,000	[4]							27,885,000	[5]	33,418,000	[5]	38,160,000	[5]
Expenditures for long-lived assets									49,054,000	53,440,000		75,535,000												3,673,000	[2]	6,888,000	[2]	5,765,000	[2]		26,587,000	[3]	23,351,000	[3]	36,124,000	[3]			18,757,000	[4]	23,070,000	[4]	33,421,000	[4]							37,000	[5]	131,000	[5]	225,000	[5]
Acceleration of losses on ship sublease arrangements, net of sublease income																																						4,000,000
Acceleration of losses on ship arrangements, net of related sale-leaseback gain amortization																																					6,000,000
Sale-leaseback gain amortization									13,914,000	14,349,000		14,131,000																									2,000,000
Inventory write-offs																																															1,000,000	1,000,000												2,000,000
Business exit costs																																														1,000,000			1,000,000	1,000,000
Impairment of the company's equity method investment and related assets																																													32,000,000
Legal fees																																																											1,000,000
Goodwill and trademark impairment									0	181,884,000		0																																	180,000,000
Goodwill and trademark impairment, net of tax																																													171,000,000
Lease accrual																																																									1,000,000
Reserve for advances made to grower														32,877,000	36,854,000	37,519,000							32,000,000																																			32,000,000
Restructuring and relocation costs									$ 480,000	$ 35,429,000		$ 5,852,000																		$ 1,000,000

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.
[2]	Corporate costs includes "Restructuring and relocation costs" further detailed in Note 3 and $1 million for other relocation and hiring expenses in 2013.
[3]	Bananas operating income includes the acceleration of losses on ship arrangements of $4 million net of sublease income in the fourth quarter of 2011 and $6 million net of $2 million of related sale-leaseback gain amortization as described in Note 13.
[4]	Salads and Healthy Snacks operating income includes charges for $1 million in both 2013 and 2012 primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable. Segment operating income also includes $1 million of severance expenses in 2013 related to a discontinued product, charges for $1 million to restructure the European healthy snacking sales force in 2012, expenses of $1 million related to the closure of a research and development facility in 2012 and $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 1. Segment operating income and equity in (losses) earnings of investees include $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV as described in Note 7.
[5]	Other Produce "Cost of sales" includes $1 million related to legal expenses in 2013 and $2 million primarily related to inventory write-offs to exit low-margin other produce in 2012. Segment operating income also includes charges for $1 million related to a lease accrual in 2012 and a reserve of $32 million for advances made to a Chilean grower in 2011 as described in Note 4.
[6]	Depreciation and amortization allocations between segments for 2012 and 2011 have been revised. Consolidated totals and operating income by segment for both periods did not change.